Investment Objectives and Goals - Verity U.S. Treasury Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Verity U.S. Treasury Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Verity U.S. Treasury Fund (the “Fund”) seeks to earn current income, consistent with preservation of principal.